Trade and other receivables - Summary of movements in loss allowance (Details) - Trade receivables - Loss allowance - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
At start of year	£ 118	£ 106
Charge for the year	8	11
Trade receivables written off	(3)	(7)
Exchange translation differences	(4)	8
At end of year	£ 119	£ 118